SUMMARY OF INVESTMENTS- OTHER THAN INVESTMENTS IN RELATED PARTIES- SCHEDULE I (TABLES)	12 Months Ended
Dec. 31, 2012
Summary Of Investments OtherThan Investments In Related Parties Tables [Abstract]
Summary Of Investments Other Than Investments In Related Parties [Table Text Block]

AXA EQUITABLE LIFE INSURANCE COMPANY
SCHEDULE I
SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
DECEMBER 31, 2012

			Carrying
Type of Investment	Cost(A)	Fair Value	Value

	(In Millions)

Fixed Maturities:
U.S. government, agencies and authorities	$4,664	$5,180	$5,180
State, municipalities and political subdivisions	445	530	530
Foreign governments	386	453	453
Public utilities	3,541	4,001	4,001
All other corporate bonds	20,630	22,341	22,341
Redeemable preferred stocks	1,054	1,102	1,102
Total fixed maturities	30,720	33,607	33,607

Equity securities:
Common stocks:
Industrial, miscellaneous and all other	23	24	24
Mortgage loans on real estate	5,059	5,249	5,059
Real estate joint ventures	4	N/A	4
Policy loans	3,512	3,284	3,512
Other limited partnership interests and equity investments	1,667	1,667	1,667
Trading securities	2,265	2,309	2,309
Other invested assets	1,828	1,828	1,828

Total Investments	$45,078	$47,968	$48,010